Intangible Assets, Net (Details) - Schedule of finite-lived intangible assets amortization expense $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Finite Lived Intangible Assets Amortization Expense Abstract
2023	$ 702
2024	585
2025	542
2026	482
2027	452
Thereafter	591
Total	$ 3,354